Schedule of Investments (Unaudited)

February 28, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Asset-Backed Securities [91.2%]
Other ABS [91.2%]
AIMCO CLO 17, Ser 2024-17A, Cl FR
10.793%, TSFR3M + 6.500%, 07/20/37(A)(B)	$502	$487
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
12.050%, 07/20/37(C)	10,250	7,716
AIMCO CLO 21, Ser 2024-21A, Cl F
10.793%, TSFR3M + 6.500%, 04/18/37(A)(B)	1,250	1,214
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
10.560%, 10/17/34(B)(C)	9,750	5,331
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
0.000%, 10/15/29(B)(C)(D)	5,025	63
Apidos CLO XL Equity, Ser 2022-40A, Cl SUB
12.350%, 07/15/37(C)	2,250	1,873
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
22.120%, 01/20/31(B)(C)	2,000	560
Apidos CLO XXXII, Ser 2024-32A, Cl ER
9.793%, TSFR3M + 5.500%, 01/20/33(A)(B)	750	752
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
14.760%, 01/20/33(B)(C)	4,400	3,140
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
18.690%, 04/20/34(B)(C)	500	236
Ares LXII CLO Equity, Ser 2021-62A, Cl SUB
14.440%, 01/25/34(B)(C)	1,500	863
Barings CLO, Ser 2018-3A, Cl F
11.915%, TSFR3M + 7.622%, 07/20/29(A)(B)	2,750	2,736
Barings CLO Equity, Ser 2020-4A, Cl SUB
16.020%, 10/20/37(B)(C)	11,812	5,197
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
19.390%, 01/20/38(B)(C)	5,971	2,515
Benefit Street Partners CLO XXXVI Equity, Ser 2024-36A, Cl SUB
14.690%, 01/25/38(B)(C)	6,000	5,129
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
30.420%, 07/15/31(B)(C)	3,500	507
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
18.890%, 07/20/37(B)(C)	9,500	3,844

Description	Face Amount (000)	Value (000)

BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
41.280%, 10/20/30(B)(C)	$1,500	$142
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
23.560%, 01/15/30(B)(C)	4,225	638
Burnham Park CLO Equity, Ser 2016-1A, Cl SUB
0.000%, 10/20/29(C)(D)	16,576	41
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
10.418%, TSFR3M + 5.762%, 10/15/30(A)(B)	400	399
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
10.309%, TSFR3M + 5.662%, 04/17/31(A)(B)	3,400	3,359
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
63.670%, 04/17/31(B)(C)	500	30
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
0.000%, 07/20/31(B)(C)(D)	613	4
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A, Cl SUB
11.050%, 07/20/34(C)	7,250	3,659
Carlyle US CLO Equity, Ser 2017-2A, Cl SUB
16.660%, 07/20/37(B)(C)	12,750	2,231
Carlyle US CLO Equity, Ser 2017-5A, Cl SUB
0.000%, 01/20/30(B)(C)(D)	13,500	945
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
0.000%, 04/20/31(B)(C)(D)	600	9
Clover CLO Equity, Ser 2019-2A, Cl SUB
15.450%, 01/25/38(B)(C)(D)	3,000	2,464
Dryden 40 Senior Loan Fund CLO, Ser 2018-40A, Cl FR
12.445%, TSFR3M + 8.122%, 08/15/31(A)(B)	500	285
Dryden 64 CLO, Ser 2018-64A, Cl E
10.155%, TSFR3M + 5.862%, 04/18/31(A)(B)	500	492
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
13.930%, 04/14/34(B)(C)(D)	500	200

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

February 28, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
18.580%, 01/15/38(B)(C)(D)	$18,963	$8,307
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
16.510%, 08/20/34(B)(C)	3,250	1,335
Eaton Vance CLO Equity, Ser 2020-1A, Cl SUB
17.450%, 10/15/37(B)(C)	6,920	3,566
Eaton Vance CLO Equity, Ser 2022-1A, Cl SUB
9.740%, 04/22/33(B)(C)(D)	2,285	1,222
Eaton Vance CLO Equity, Ser 2024-21A, Cl SUB
10.440%, 04/18/37(B)(C)(D)	10,750	8,061
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
9.710%, 07/20/34(B)(C)	11,505	7,095
Flatiron CLO 18 Equity, Ser 2018-1A, Cl SUB
11.870%, 04/17/31(B)(C)	750	315
Flatiron CLO 23 Equity, Ser 2023-1A, Cl SUB
5.200%, 04/17/36(B)(C)	1,100	906
Flatiron CLO 25, Ser 2024-2A, Cl F
10.270%, TSFR3M + 6.000%, 10/17/37(A)(B)	1,650	1,557
Flatiron CLO 25 Equity, Ser 2024-2A, Cl SUB
13.730%, 10/17/37(B)(C)	15,500	12,878
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
21.230%, 10/15/34(B)(C)	8,750	6,084
Generate CLO Equity, Ser 2024-15A, Cl SUB
11.640%, 07/20/37(B)(C)	5,000	3,659
Generate CLO Equity, Ser 2024-16A, Cl SUB
12.980%, 07/20/37(B)(C)	2,500	1,951
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
21.990%, 04/15/31(B)(C)	12,075	2,536
Grippen Park CLO Equity, Ser 2017-1A, Cl SUB
0.000%, 01/20/30(B)(C)(D)	500	20
LCM XV CLO, Ser 2014-15, Cl ER
11.055%, TSFR3M + 6.762%, 07/20/30(A)(B)	4,250	3,996
LCM XXII CLO, Ser 2018-22A, Cl DR
10.055%, TSFR3M + 5.762%, 10/20/28(A)(B)	1,250	1,128
LCM XXIII CLO, Ser 2016-23A, Cl D
11.605%, TSFR3M + 7.312%, 10/20/29(A)(B)	500	387

Description	Face Amount (000)	Value (000)

LCM XXV CLO, Ser 2017-25A, Cl E
10.955%, TSFR3M + 6.662%, 07/20/30(A)(B)	$750	$564
Magnetite XL CLO, Ser 2024-40A, Cl F
10.802%, TSFR3M + 6.500%, 07/15/37(A)(B)	500	490
Magnetite XL CLO Equity, Ser 2024-40A, Cl SUB
8.550%, 07/15/37(B)(C)	20,136	15,732
Magnetite XVI CLO Equity, Ser 2015-16A, Cl SUB
10.370%, 01/18/28(B)(C)	750	23
Midocean Credit CLO IX, Ser 2018-9A, Cl E
10.605%, TSFR3M + 6.312%, 07/20/31(A)(B)	750	746
Midocean Credit CLO IX Equity, Ser 2018-9A, Cl INC
0.000%, 07/20/31(B)(C)(D)	750	—
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
16.590%, 10/23/34(B)(C)	12,000	5,399
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
12.420%, 04/15/35(B)(C)	8,750	5,250
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
18.060%, 07/16/35(C)	2,000	1,270
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
15.750%, 10/18/38(B)(C)(D)	1,032	433
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
14.770%, 07/15/36(B)(C)(D)	1,070	364
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
11.210%, 04/16/33(B)(C)	500	272
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
15.790%, 01/20/37(B)(C)	9,250	5,933
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
18.540%, 07/20/34(B)(C)	1,250	558
Octagon Investment Partners 26 CLO, Ser 2016-1A, Cl ER
9.964%, TSFR3M + 5.662%, 07/15/30(A)(B)	3,125	3,093

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

February 28, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)

Octagon Investment Partners CLO, Ser 2018-18A, Cl D
10.079%, TSFR3M + 5.772%, 04/16/31(A)(B)	$500	$489
Octagon Investment Partners CLO 47 Equity, Ser 2020-1A, Cl SUB
14.970%, 01/22/38(B)(C)	2,964	1,453
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
24.510%, 01/20/31(B)(C)	2,250	306
Octagon Investment Partners XVII CLO, Ser 2013-1A, Cl ER2
9.712%, TSFR3M + 5.412%, 01/25/31(A)(B)	1,081	1,053
Octagon Investment Partners XXII CLO, Ser 2014-1A, Cl ERR
10.002%, TSFR3M + 5.712%, 01/22/30(A)(B)	3,400	3,378
Regatta XI Funding CLO Equity, Ser 2018-1A, Cl SUB
15.790%, 07/17/37(B)(C)	500	160
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
22.990%, 05/20/31(B)(C)	2,500	425
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
16.620%, 07/20/34(B)(C)	4,100	2,050
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
18.980%, 07/20/34(B)(C)	4,750	2,178
RR 3 CLO Equity, Ser 2018-3A, Cl PREF
47.730%, 01/15/30(C)	3,750	184
Shackleton CLO, Ser 2013-3A, Cl ER
10.444%, TSFR3M + 6.142%, 07/15/30(A)(B)	3,000	2,970
Shackleton CLO, Ser 2013-IV-R, Cl D
10.401%, TSFR3M + 6.112%, 04/13/31(A)(B)	1,350	1,333
Shackleton CLO, Ser 2014-5RA, Cl E
10.714%, TSFR3M + 6.412%, 05/07/31(A)(B)	2,100	2,032
Shackleton CLO, Ser 2017-11A, Cl E
10.885%, TSFR3M + 6.562%, 08/15/30(A)(B)	3,250	3,112
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
17.200%, 07/20/34(B)(C)	3,000	1,753

Description	Face Amount (000)	Value (000)

Sound Point CLO II, Ser 2013-1A, Cl B2R
10.062%, TSFR3M + 5.762%, 01/26/31(A)(B)	$599	$540
Sound Point CLO III-R, Ser 2013-2RA, Cl E
10.564%, TSFR3M + 6.262%, 04/15/29(A)(B)	3,800	3,657
Sound Point CLO VIII-R, Ser 2019-1RA, Cl E
11.164%, TSFR3M + 6.862%, 04/15/30(A)(B)	1,250	922
Sound Point CLO V-R, Ser 2018-1RA, Cl E
10.655%, TSFR3M + 6.362%, 07/18/31(A)(B)	1,438	1,210
Sound Point CLO XIX, Ser 2018-1A, Cl E
10.214%, TSFR3M + 5.912%, 04/15/31(A)(B)	3,900	3,573
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(B)(C)	4,500	90
Sound Point CLO XVI, Ser 2017-2A, Cl E
10.662%, TSFR3M + 6.362%, 07/25/30(A)(B)	3,063	2,617
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
17.730%, 10/20/30(B)(C)	8,500	784
Sound Point CLO XVIII, Ser 2017-4A, Cl D
10.055%, TSFR3M + 5.762%, 01/20/31(A)(B)	3,500	2,909
Sound Point CLO XX, Ser 2018-2A, Cl E
10.562%, TSFR3M + 6.262%, 07/26/31(A)(B)	3,000	2,568
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
55.900%, 10/26/31(B)(C)	1,000	30
Sounds Point CLO IV-R, Ser 2013-3RA, Cl E
10.805%, TSFR3M + 6.512%, 04/18/31(A)(B)	1,000	685
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
18.840%, 07/20/32(B)(C)	2,000	892
Steele Creek CLO, Ser 2016-1A, Cl ER
10.370%, TSFR3M + 6.012%, 06/15/31(A)(B)	1,500	1,285
Steele Creek CLO, Ser 2017-1A, Cl E
10.764%, TSFR3M + 6.462%, 10/15/30(A)(B)	1,900	1,761

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (Unaudited)

February 28, 2025

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)/Shares	Value (000)

Steele Creek CLO, Ser 2018-1A, Cl E
10.314%, TSFR3M + 6.012%, 04/15/31(A)(B)	$4,000	$3,297
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
0.000%, 04/21/31(B)(C)	21,168	2
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
0.000%, 10/15/30(B)(C)	2,500	20
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
25.430%, 04/20/33(B)(C)	6,500	1,093
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
14.380%, 04/20/34(B)(C)	12,765	6,761
TCW CLO Equity, Ser 2021-1A, Cl SUB
19.340%, 01/20/38(B)(C)	12,980	6,502
Upland CLO Equity, Ser 2016-1A, Cl SUB
22.910%, 04/20/31(C)(D)	2,500	514
Voya CLO, Ser 2017-1A, Cl D
11.009%, TSFR3M + 6.362%, 04/17/30(A)(B)	1,500	1,488
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
15.660%, 04/21/35(C)(D)	17,250	10,181
Wellfleet CLO, Ser 2015-1A, Cl ER3
11.605%, TSFR3M + 7.312%, 07/20/29(A)(B)	1,017	757
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
10.080%, 07/15/34(C)	5,000	1,727
York CLO 2 Equity, Ser 2015-1A, Cl SUB
14.170%, 10/22/37(B)(C)	750	311

Description	Face Amount (000)/Shares	Value (000)
Total Asset-Backed Securities
(Cost $340,907)		241,243
Short-Term Investment [8.8%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.280%**	23,190,770	23,191
Total Short-Term Investment
(Cost $23,191)		23,191
Total Investments [100.0%]
(Cost $364,098)		$264,434

Percentages are based on net assets of $264,325 (000).

**	The rate reported is the 7-day effective yield as of February 28, 2025.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2025, the value of these securities amounted to $214,078 (000), representing 81.0% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy. The rate reported is the effective yield as of August 31, 2024.
(D)	As of February 28, 2025, the investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any amortized cost, and/or, realized gain for any amounts received in excess of such amortized cost.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — 3 Month Term Secured Overnight Financing Rate

SUMMARY OF GEOGRAPHIC DIVERSIFICATION
February 28, 2025†
Cayman Islands	83.9%
Jersey	12.6%
United States	3.5%
Total	100.0%

†	Percentages based on total investments

CNR-QH-004-1300

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND